NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 28, 2015
NET LOSS PER SHARE [Abstract]
Schedule of Calculation Basic and Diluted Earnings per Share

        As at February 28, 2015 a total of 3,985,587 options, 80,000 RSUs and 10,052,500 warrants have been excluded from the diluted net loss per share calculations, as their effect would have been anti-dilutive.

	Year Ended
	February 28, 2015	February 28, 2014
Net loss applicable to shareholders	(21,520)	(34,242)
Weighted average number of shares outstanding	68,111,696	41,438,383

Basic Net Loss/Dilutive Loss per share	$ (0.32)	$ (0.83)